Cover	Apr. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2026
Entity File Number	000-23425
Entity Registrant Name	Burzynski Research Institute, Inc.
Entity Central Index Key	0000724445
Entity Tax Identification Number	76-0136810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9432 Katy Freeway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77055
City Area Code	713
Local Phone Number	335-5697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	BZYR
Security Exchange Name	NONE
Entity Emerging Growth Company	false